Acquisitions and business divestments - Acquisitions, Pro forma financial information (Details) - GEIS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Total revenues	$ 1,317
Net income	1
Total revenues	28,936	$ 27,881
Income from continuing operation, net of tax	1,622	1,631
Impact on cost of sales from additional amortization of intangible assets	(10)	(20)
Impact on cost of sales from fair valuing acquired inventory	26	(26)
Impact on cost of sales from additional depreciation of property, plant and equipment	(4)	(8)
Impact on selling, general and administrative expenses from additional amortization of intangible assets	(5)	(12)
Impact on selling, general and administrative expenses from acquisition-related costs	44	20
Impact on interest expense from financing costs	(15)	(62)
Taxation adjustments	(5)	33
Total pro forma adjustments	$ 31	$ (75)